--------------------------------------------------------------------------------



--------------------------------------------------------------------------------








                              FINANCIAL STATEMENTS









================================================================================


                                The Fairmont Fund

================================================================================





















                                December 31, 2001








--------------------------------------------------------------------------------

TRUSTEE AND OFFICER INFORMATION

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    Number of
                                                                    Portfolios
                             Position(s) Held      Length of        Overseen by
  Name, Age and Address         with Trust        Time Served       Trustee
  =====================         ==========        ===========       =======
Maurice J. Buchart
1346 South Third Street          Trustee        Trustee since 1999     1
Louisville, KY 40208
Year of Birth: 1930


     Principal Occupations During                       Other Directorships
             Past 5 Years                                 Held by Trustee
             ============                                 ===============
    Since  January  1987,  President
       of  Buchart  & Assoc.,  a
    marketing business;  since  July                           None
    1998,  President of Caboose Co.,
      a  rental property business.
--------------------------------------------------------------------------------

                                                                   Number of
                                                                   Portfolios
                             Position(s) Held      Length of       Overseen by
  Name, Age and Address         with Trust        Time Served      Trustee
  =====================         ==========        ===========      =======
Jane W. Hardy
1346 South Third Street          Trustee        Trustee since 1999     1
Louisville, KY 40208
Year of Birth: 1963


     Principal Occupations During                       Other Directorships
             Past 5 Years                                 Held by Trustee
             ============                                 ===============
      Since January 1994, President
     and Chief Executive Officer of                            None
    Brinly-Hardy Co., a manufacturing
              company.
--------------------------------------------------------------------------------

                                                                   Number of
                                                                   Portfolios
                             Position(s) Held      Length of       Overseen by
  Name, Age and Address         with Trust        Time Served      Trustee
  =====================         ==========        ===========      =======
Boyce F. Martin, III
1346 South Third Street          Trustee        Trustee since 1998     1
Louisville, KY 40208
Year of Birth: 1966


     Principal Occupations During                       Other Directorships
            Past 5 Years                                  Held by Trustee
            ============                                  ===============
    Since April 2000, Vice President,
   Treasurer and a Director of Eli H.
      Brown & Sons,  Inc.,  a real
    estate  business;  since  October
    1997, Secretary  and  a  Director                          None
       of  Jamison  Door  Co.,  a
    manufacturing company;  and from
    October  1995 until  April  2000,
     an  attorney at Brown, Todd &
            Heyburn, PLLC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    Number of
                                                                    Porfolios
                             Position(s) Held      Length of        Overseen by
  Name, Age and Address         with Trust        Time Served       Trustee
  =====================         ==========        ===========       =======
Morton H. Sachs*                 Trustee,        Trustee, Chairman
1346 South Third Street      Chairman of the     of the Board and      1
Louisville, KY 40208         Board, and Chief    Chief Executive
Year of Birth: 1934          Executive Officer   Officer since 1980


     Principal Occupations During                       Other Directorships
             Past 5 Years                                 Held by Trustee
             ============                                 ===============
    President and sole Director and
    shareholder of The Sachs Company,                          None
         the Trust's Adviser.
--------------------------------------------------------------------------------

                                                                    Number of
                                                                    Portfolios
                             Position(s) Held      Length of        Overseen by
  Name, Age and Address         with Trust        Time Served       Trustee
  =====================         ==========        ===========       =======
Jennifer S. Dobbins*           Trustee and      Trustee since 1999
1346 South Third Street         Secretary       Secretary since 2001   1
Louisville, KY 40208
Year of Birth: 1959


     Principal Occupations During                      Other Directorships
             Past 5 Years                                Held by Trustee
             ============                                ===============
    Vice President and a Registered
    Principal of The Sachs Company.                            None


--------------------------------------------------------------------------------

* Mr. Sachs is an interested person of the Trust because he is the director and an officer and employee of the Trust's adviser and an officer of the Trust. Ms. Dobbins is an interested person of the Trust because she is an officer and employee of the Trust's adviser and an officer of the Trust. Mr. Sachs is the father of Ms. Dobbins.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         The following table provides information regarding the other officer of the Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     Principal
                                                                    Occupations
                           Position(s) Held       Length of         During Past
  Name, Age and Address       with Trust         Time Served          5 Years
  =====================       ==========         ===========          =======
Louis T. Young                Treasurer     Treasurer since 1992    Employee of
1346 South Third Street                                              The Sachs
Louisville, KY 40208                                                  Company
Year of Birth: 1948

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Comments from Morton H. Sachs, Chairman

     Thus far, the new millenium has not been kind to the stock market. For the second year in a row the market suffered a significant decline, as evidenced by drops of 7.1% for the Dow Industrials and 11.87% for the S&P 500. The decline would have been even worse had there not been a substantial recovery during the 4th quarter. According to Lipper, the average equity fund closed the year down 13.3%. The Fairmont Fund held up better than that, containing the loss to 4.20%.

     Financial, healthcare, and real estate issues dominated the portfolio, in part because of a favorable interest rate environment. Results were uneven in every sector. For example, the Fund's bank stocks (First Tennessee, Compass Bancshares, Union Planters) generally did well, but its other financial sector investments (American Express, Providian), including the brokerages (Merrill Lynch, Raymond James) did not. These non-bank financials were selling at depressed prices and appeared to be timely purchases. As it turned out, however, they continued to slide.

     Healthcare results were similarly mixed, reflecting the rather lackluster performance of the sector as a whole. Gains in Sunrise Assisted Living and Health Net were trimmed by losses in Omega Healthcare.

     Our real estate investments, in the form of Real Estate Investment Trusts, were the most consistent performers in 2001. Additionally, their high yields contributed substantially to the Fund's dividend income.

     Elsewhere,  we had successes in retailing,  personal care products,  hotels
and  transportation   stocks.  Most  of  our  attempts  to  find  value  in  the telecommunications sector, however, ended up being thwarted.

     As we contemplate the new year, we continue to believe that a portfolio of value stocks makes sense. Many investors have experienced, for the second year in a row, just how quickly growth stocks can decline when expectations fade. Value stocks offer more downside protection since they are usually acquired after they have lost favor and their price has declined. Since value stocks have historically lead the way out of a recession, improving business conditions in 2002 should help restore the luster to the value stocks in our portfolio.

                                    * * * * *

     As you will note in the chart below, we have included a comparison with the Russell 2000. This index of small stock performance is constructed from a list of the 3,000 largest U.S. stocks, minus the top 1,000. Given the size of the stocks typically found in our portfolio, we believe this is an appropriate index. Neither the performance table nor the graph reflects the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                                (GRAPH OMITTED)

================================================================================
 The Fairmont Fund
================================================================================

                                                         Schedule of Investments
                                                               December 31, 2001
--------------------------------------------------------------------------------
 Shares/Principal Amount                     Market Value     % of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS
 Beauty Shops
    10,000 Regis Corp.                        $ 257,800          3.96%
                                              ---------

 Book Stores
    10,000 Barnes & Noble, Inc.*                296,000          4.55%
                                              ---------

 Communications Equipment
    30,000 Nortel Networks Corp.*               225,000          3.46%
                                              ---------

 Computer Hardware Equipment & Software
    25,000 Sun Microsystems, Inc. *             307,500          4.72%
                                              ---------

 Computer Storage Devices
    10,000 EMC Corp. *                          134,400          2.07%
                                              ---------

 Consumer Lending
    75,000 Providian Financial Corp.            266,250          4.09%
                                              ---------

 Fire, Marine, and Casualty Insurance
    30,000 Ohio Casualty Corp.*                 481,500          7.40%
                                              ---------

 Food Processing
    25,000 TBC Corp.*                           334,750          5.14%
                                              ---------

 Grocery Stores
    10,000 Kroger Co.*                          208,700          3.21%
                                              ---------

 Health Maintenance Oganization
    25,000 Pacificare Health Systems, Inc.*     400,000          6.15%
                                              ---------

 Insurance Agents, Brokers, and Service
    10,000 Humana, Inc. *                       117,900          1.81%
                                              ---------

 National Commercial Banks
    10,000 Compass Bancshares Inc.              283,000
     8,000 Union Planters Corp.                 361,040
                                              ---------
                                                644,040          9.90%
 Nursing and Personal Care Facilities
    10,000 Sunrise Assisted Living Inc. *       291,100          4.47%
                                              ---------
*Non-Income producing securities.
    The accompanying notes are an integral part of the financial statement.

================================================================================
 The Fairmont Fund
================================================================================

                                                         Schedule of Investments
                                                               December 31, 2001
--------------------------------------------------------------------------------
 Shares/Principal Amount                     Market Value     % of Assets
--------------------------------------------------------------------------------

 Retail Stores
     8,000 Target Corp.                         328,400          5.05%


                                              ---------

 Semiconductors and Related Devices
    10,000 Texas Instruments, Inc.              280,000          4.30%
                                              ---------

 State Commercial Banks
     5,000 Trico Bancshares                      94,950          1.46%
                                              ---------

 Tobacco
    10,500 Vector Group LTD                     344,925          5.30%
                                              ---------          -----

           Total Common Stocks                5,013,215         77.04%

 REAL ESTATE INVESTMENT TRUSTS
 Real Estate Operations
    10,000 Federal Realty Investment Trust      230,000
    15,000 Felcor Lodging Trust Inc.            250,650
    15,000 iStar Financial, Inc.                374,250
    15,000 Nationwide Health Properties, Inc.   280,350
    15,000 Senior Housing Properties            208,650
                                              ---------

           Total Real Estate Investment
                 Trusts                       1,343,900         20.65%
                                              ---------         ------

           Total Investments
           (Cost  $5,897,614)                 6,357,115         97.69%

 Cash and Equivalents
           First American Treasury Obligation
                 Fund Class S Rate 1.35%        290,383          4.46%
                                              ---------          -----

           Total Investments
                 (Cost $6,187,997)          $ 6,647,498        102.15%

           Other Liabilities Less Assets       (139,791)        (2.15)%
                                              ---------         ------

           Net Assets                       $ 6,507,707        100.00%
                                            ============       =======

*Non-Income producing securities.
    The accompanying notes are an integral part of the financial statement.

================================================================================
 The Fairmont Fund
================================================================================

Statement of Assets and Liabilities
December 31, 2001

Assets:
     Investment Securities at Market Value
        (Note 2)                                        $ 6,647,498
          (Cost $6,187,997)
     Receivables:
          Dividends and Interest                              8,390
          Securities Sold                                   177,685
          Shares Purchased                                       67
                                                            -------
               Total Assets                               6,833,640
                                                          ---------
Liabilities
     Accrued Expenses (Note 3)                               11,491
      Payables:
          Custodian Bank                                     11,208
          Dividends Payable                                   3,522
          Securities Purchased                              299,712
                                                            -------
               Total Liabilities                            325,933
                                                            -------
Net Assets                                              $ 6,507,707
                                                        ===========
Net Assets Consist of:
     Capital Paid In (Note 8)                           $ 8,198,088
     Accumulated Realized Loss on
        Investments - Net                                (2,149,882)
     Unrealized Appreciation on Investments
        (Note 5)                                            459,501
                                                        -----------

Net Assets, for 343,912 Shares Outstanding              $ 6,507,707
                                                        ===========
Net Asset Value, Offering Price and
        Redemption Price Per Share
        ($6,507,707/343,912 shares)                         $ 18.92
                                                            =======

    The accompanying notes are an integral part of the financial statements.

================================================================================
 The Fairmont Fund
================================================================================

Statement of Operations
For the year ending December 31, 2001

Investment Income: (Note 2)
     Dividends                                            $ 154,256
     Interest                                                30,242
     Other                                                      240
                                                          ---------
          Total Investment Income                           184,738
                                                          ---------
Expenses
     Management Fees (Note 3)                               152,610
                                                            -------
          Total Expenses                                    152,610
                                                            -------

                Net Investment Income                        32,128
                                                             ------

Realized and Unrealized Gain (Loss) on
   Investments: (Note 2)
     Realized Gain (Loss) on Investments                   (427,254)
     Change in Unrealized Appreciation on
        Investments                                         120,357
                                                          ---------
          Net Realized and Unrealized Gain
              (Loss) on Investments                        (306,897)
                                                          ---------

                Net Increase (Decrease) in
                    Net Assets from
                    Operations                           $ (274,769)
                                                         ===========


    The accompanying notes are an integral part of the financial statements.

================================================================================
 The Fairmont Fund
================================================================================

Statement of Changes in Net Assets

                                              1/1/2001        1/1/2000
                                                 to              to
                                             12/31/2001      12/31/2000
                                             ----------      ----------
From Operations:

     Net Investment Income
         (Loss)                               $ 32,128       $ (14,961)
     Net Realized Loss on
         Investments                          (427,254)     (1,642,814)
     Net Unrealized
         Appreciation
         (Depreciation) on
         Investments                           120,357        (512,817)
                                              --------        ---------
            Increase (Decrease)
               in Net Assets
               from Operations                (274,769)     (2,170,592)
                                              ---------     -----------

From Distributions to Shareholders: (Note 4)

     Net Investment Income                     (32,128)              0
     Return of Capital                         (42,703)              0
                                               --------              -
             Net Distributions                 (74,831)              0
                                               --------              -
From Capital Share Transactions: (Note 2)

     Proceeds From Sale of
        Shares                                 728,058          82,932
     Shares Issued on
        Reinvestment of
        Dividends                               71,309               0
     Cost of Shares Redeemed                (2,254,065)     (4,633,443)
                                            -----------     -----------
              Net Decrease from
                  Capital Share
                  Transactions              (1,454,698)     (4,550,511)
                                            -----------     -----------

                     Net Decrease
                         in Net
                         Assets             (1,804,298)     (6,721,103)

Net Assets at Beginning of
    Period                                   8,312,005      15,033,108
                                             ----------     ----------
Net Assets at End of Period                $ 6,507,707     $ 8,312,005
                                           ============    ===========


Share Transactions:

    Issued                                      35,379           4,087
    Reinvested                                   3,769               -
    Redeemed                                  (111,186)       (220,183)
                                              ---------       ---------
Net increase (decrease) in
    shares                                     (72,038)       (216,096)
Shares outstanding beginning
    of period                                  415,950         632,046
                                              --------         -------
Shares outstanding end of
    period                                     343,912         415,950
                                               =======         =======

    The accompanying notes are an integral part of the financial statements.

================================================================================
 The Fairmont Fund
================================================================================

Financial Highlights
Selected data for a share outstanding throughout the period:

                      1/1/2001    1/1/2000    1/1/1999    1/1/1998    1/1/1997
                         to         to          to         to         to
                     12/31/2001  12/31/2000  12/31/1999  12/31/1998  12/31/1997
                     ----------  ----------  ----------  ----------  ----------

Net Asset Value -
     Beginning of
     Period            $19.98      $23.78      $26.33      $27.68      $26.45

Net Investment
    Income               0.09       (0.03)      (0.49)      (0.27)      (0.16)

Net Gains or Losses
    on Investments
    (realized and
    unrealized)         (0.93)      (3.77)      (1.83)      (1.08)       4.20
                        ------      ------      ------      ------       ----

Total from Investment
    Operations          (0.84)      (3.80)      (2.32)      (1.35)       4.04

Distributions (from
    net investment
    income)             (0.09)       0.00        0.00        0.00        0.00

Distributions (from
    capital gains)       0.00        0.00       (0.23)       0.00       (2.81)

Return of Capital       (0.13)       0.00        0.00        0.00        0.00
                         ----        ----        ----        ----        ----
     Total
        Distributions   (0.22)       0.00       (0.23)       0.00       (2.81)

Net Asset Value -
    End of Period      $18.92      $19.98      $23.78      $26.33      $27.68
                       =======     =======     =======     =======     ======


Total Return            (4.20)%    (15.98)%     (8.83)%     (4.88)%     15.27%

Ratios/Supplemental
    Data

Net Assets - End
    of Period
    (Thousands)        $6,508      $8,312     $15,033     $23,839     $31,856


Ratio of Expenses
    to Average Net
    Assets               2.00%       1.96%       1.77%       1.68%       1.63%

Ratio of Net
    Investment
    Income to
    Average Net
    Assets               0.42%      (0.15)%     (0.10)%     (0.18)%     (0.57)%

Portfolio Turnover
    Rate                 3.28        3.94        2.61        3.42        1.83


    The accompanying notes are an integral part of the financial statements.

                                The Fairmont Fund

                          Notes to Financial Statements

                                December 31, 2001

(1)  Organization

     The Fairmont Fund (The Fund) is a no-load, diversified series of The Camelot Funds, formerly The Fairmont Fund Trust (The Trust), which is a Kentucky business trust and an open-end investment company registered under the Investment Company Act of 1940. The Fund was established under a Declaration of Trust dated December 29, 1980 and began offering its shares publicly on September 2, 1981. The Fund's objective is capital appreciation which it seeks to achieve by investing in equity securities that its Adviser believes are undervalued.

 (2) Summary of Significant Accounting Policies

     (a) Valuation of Investment Securities - Purchases and sales of securities are recorded on a trade date basis. Portfolio securities which are traded on stock exchanges or in the over-the-counter markets are valued at the last sale price as of 4:00 P.M. Eastern time on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     (b) Gains and Losses on Investment Securities - Gains and losses from sales of investments are calculated on the "identified cost" method. Upon disposition of a portion of the investment in a particular security, it is The Fund's general practice to first select for sale those securities which qualify for long-term capital gain or loss treatment for tax purposes.

     (c) Repurchase Agreements - The Fund may acquire repurchase agreements from banks or security dealers (the Seller) which the Board of Trustees and the Adviser have determined creditworthy. The Seller of the repurchase agreement is required to maintain the value of collateral at not less than the repurchase price, including accrued interest. Securities pledged as collateral for repurchase agreements are held by The Fund's custodian in the Federal Reserve/Treasury book-entry system.

     (d) Capital Shares - The Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written request in proper form.

     (e) Estimates and Assumptions - The preparation of financial statements in conformity with generally accepted accounting principles requires The Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with Federal Tax Regulations which may differ from Generally Accepted Accounting Principles.

                                The Fairmont Fund

                          Notes to Financial Statements

                                December 31, 2001

(3)  Investment Advisory Agreement, Commissions and Related Party Transactions

     The Investment Advisory Agreement (the Agreement) provides that The Sachs Company (the Adviser) will pay all of The Trust's operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. Under the terms of the Agreement, The Fund pays the Adviser a fee at the rate of 2% of the first $10,000,000 of average daily net assets, 1-1/2% of the next $20,000,000, and 1% of the average daily net assets over $30,000,000. The management fee is accrued daily and paid monthly. The Adviser received management fees of $152,610 for the year ending December 31, 2001.

     Morton H. Sachs, a trustee of The Fund, is the president and sole shareholder of the Adviser. The Adviser, as a registered broker-dealer of securities, effected substantially all of the investment portfolio transactions for The Fund. For this service the Adviser received commissions of $111,184 for the year ending December 31, 2001.

     Certain officers and/or Trustees of The Fund are officers of the Adviser.

(4)  Distributions to Shareholders

     The following is a summary of distributions to shareholders for the year ended December 31, 2001. No distributions were made in the year ended December 31, 2000.

  Type     Date Declared   Paid in Cash   Reinvested    Total   Per Share Amount
  ----     -------------   ------------   ----------    -----   ----------------

 Income     12/31/2001        1,512         30,614     32,128       .09445

Return of
 Capital    12/31/2001        2,010         40,695     42,703       .12555

                              -----         ------     ------       ------
  Total                       3,522         71,309     74,831       .22000



(5)  Investments

For the year ending December 31, 2001, the cost of purchases and proceeds from sales of investments, other than temporary cash investments, were $22,142,696 and $22,807,991 respectively.

Following is information regarding unrealized appreciation (depreciation) and aggregate cost of securities based upon federal income tax cost at December 31, 2001. The difference between book cost and tax cost consists of wash sales in the amount of $82,378. Tax Cost Aggregate gross unrealized appreciation for all securities  with  value in  excess  of  cost...................................$
813,586

     Aggregate gross unrealized depreciation for
        all securities with cost in excess of value..........  (   436,463)
                                                                ----------

     Net unrealized appreciation............................$      377,123
                                                                ===========

     Aggregate cost of securities...........................$    5,979,992
                                                                ===========


The Fund has $1,683,049 of Capital loss carryforwards which will expire in 2008 and $384,455 expiring in 2009.

                                The Fairmont Fund

                          Notes to Financial Statements

                                December 31, 2001


(6)  Income Taxes

It is The Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of its income to shareholders. Therefore no tax provision is required.

(7)  There   are   no   reportable   financial   instruments   which   have  any
off-balance sheet risk as of December 31, 2001.

(8) At December 31, 2001 an indefinite number of capital shares (no par value) were authorized, and paid-in capital amounted to $8,198,088. Transactions in capital shares were as follows:

          Shares sold.....................       35,379
          Shares reinvested...............        3,769
          Shares redeemed.................    ( 111,186)
                                               --------
          Net decrease....................    (  72,038)
                                              ==========

          Shares outstanding:
               Beginning of period........      415,950
                                              ===========
               Ending of period...........      343,912
                                              ===========

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Directors:
Fairmont Fund

We have audited the accompanying statement of assets and liabilities of Fairmont Fund (a series of the Camelot Funds), including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fairmont Fund as of December 31 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/
McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 18, 2002

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                Board of Trustees
                                 Morton H. Sachs
                               Jennifer S. Dobbins
                               Maurice J. Buchart
                                  Jane W. Hardy
                              Boyce F. Martin, III


                               Investment Adviser
                                The Sachs Company
                              1346 South Third St.
                              Louisville, KY 40208


                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                          8869 Brecksville Rd., Suite C
                             Brecksville, Ohio 44141


                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                     Counsel
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                            Cincinnati, OH 45202-4089


                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145



     This report is provided for the general information of the shareholders of The Fairmont Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or
                     accompanied by an effective prospectus.